Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Summary of Classes of Inventories

The detail of inventories as of December 31, 2021 and 2020 is as follows:

	Balance as of
	12-31-2021	12-31-2020
Classes of Inventories	ThUS$	ThUS$
Supplies for Production	21,639	26,685
Oil	14,898	16,686
Coal	6,741	9,999
Spare parts	72,256	53,013
Electrical materials	444,381	391,735
Total	538,276	471,433